Share Based Compensation Expense by Type of Award (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 3,998,548	$ 2,156,710	$ 2,220,167
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	1,437,201	2,014,692	794,665
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 2,561,347	$ 142,018	$ 1,425,502